Inventories	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Inventories

7.	Inventories

	12.31.23	12.31.22
Finished goods	3,564,379	4,885,465
Work in progress	378,788	435,018
Raw materials	1,675,323	2,086,963
Packaging materials	150,444	181,193
Secondary materials	546,213	705,692
Supplies	216,998	230,092
Imports in transit	150,947	230,133
Other	75,646	111,648
(-) Adjustment to present value (1)	(129,848)	(205,313)
	6,628,890	8,660,891
(1)	The adjustment refers to the counter-entry of the adjustment of present value from trade accounts payable and is carried out for cost according to inventories turnover.

The movements in the write-down of inventories to the net realizable value, for which the additions, reversals and write-offs were recorded against Cost of Sales, are presented in the table below:

	Realizable value through sale		Impaired inventories		Obsolete inventories		Total
	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22
Beginning balance	(66,671)	(31,026)	(73,694)	(54,015)	(9,944)	(11,654)	(150,309)	(96,695)
Additions	(461,373)	(343,739)	(113,370)	(193,040)	(8,871)	(9,258)	(583,614)	(546,037)
Reversals	504,860	304,977	-	-	-	-	504,860	304,977
Write-offs	-	-	164,245	173,648	10,603	11,075	174,848	184,723
Monetary correction by Hyperinflation	-	(22)	(208)	(311)	(7)	(170)	(215)	(503)
Exchange rate variation	(3,124)	3,139	46	24	(13)	63	(3,091)	3,226
Ending balance	(26,308)	(66,671)	(22,981)	(73,694)	(8,232)	(9,944)	(57,521)	(150,309)